Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2011	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						10/17/2011
2	Collection Period					9/1/2011	9/30/2011	30
3	Monthly Interest Period-Actual					9/15/2011	10/16/2011	32
4	Monthly Interest - Scheduled					9/15/2011	10/16/2011	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	30,547,363.68	—	—	12,927,366.53	17,619,997.15	0.1776030
6	Class A-2 Notes	249,050,000.00	249,050,000.00	—	—	0.00	249,050,000.00	1.0000000
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	0.00	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	0.00	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	615,707,363.68	0.00	0.00	12,927,366.53	602,779,997.15
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	0.00	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	648,097,363.68	$0.00	$0.00	$12,927,366.53	635,169,997.15

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03
14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	8,183.16	0.0824832	12,927,366.53	130.3030595	0.00
17	Class A-2 Notes	0.81000%	168,108.75	0.6750000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		614,571.33	0.8980103	12,927,366.53	18.8894407	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		671,253.83	0.9365113	12,927,366.53	18.0358370	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	678,049,531.01				666,414,901.13

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	740,461,001.26
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	522,828,838.00
			Units	Securitization Value
27	Securitization Value — Beginning of Period		39,521	753,388,367.79
28	Depreciation/Payments			(8,372,431.09)
29	Gross Credit Losses		(49)	(899,938.04)
30	Scheduled & Early Terminations		(23)	(280,138.86)
31	Payoff Units & Lease Reversals		(184)	(3,374,858.54)
32	Repurchased Leases		—	0.00

33	Securitization Value - End of Period		39,265	740,461,001.26

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2011	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				627,823.64
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(10,934.44)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	39,040	99.60%	736,548,716.24
41	31 - 60 Days Delinquent	129	0.33%	2,294,778.04
42	61 - 90 Days Delinquent	16	0.04%	276,257.17
43	91+ Days Delinquent	10	0.03%	164,315.48

44	Total	39,195	100.00%	739,284,066.93

45	Current Period Net Residual Losses/(Gains)				(57,434.41)

46	Current Period Net Credit Losses/(Gains)				151,738.71

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09/30/2011	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS
47	Collected Amounts	16,900,079.81

48	Investment Earnings on Collection Account	1,614.63

49	Total Collected Amounts, prior to Servicer Advances	16,901,694.44

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	16,901,694.44

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	627,823.64
53	Interest on the Exchange Note - to the Trust Collection Account	1,186,586.68
54	Principal on the Exchange Note - to the Trust Collection Account	11,634,629.88
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,271,682.90
56	Remaining Funds Payable to Trust Collection Account	180,971.34

57	Total Distributions	16,901,694.44

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	16,273,870.80

59	Investment Earnings on Reserve Account	821.45
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	16,274,692.25

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	31,391.18
63	Class A Noteholders's Interest Distributable Amount	614,571.33
64	Noteholders' First Priority Principal Distributable Amount	0.00
65	Class B Noteholders's Interest Distributable Amount	56,682.50
66	Noteholders' Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders' Regular Principal Distributable Amount	12,927,366.53
69	Remaining Funds Payable to Certificateholder	2,644,680.71

70	Total Distributions	16,274,692.25